UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sandell Asset Management Corp.

Address:   40 West 57th Street, 26th Floor
           New York, NY 10019


Form 13F File Number: 28-06499


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Adam Hoffman
Title:  General Counsel
Phone:  (212) 603-5700

Signature,  Place,  and  Date  of  Signing:

/s/ Adam Hoffman                   New York, New York                 11/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      428,042
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADT CORP - W/I               W/I COM          00101J106    5,913   164,249 SH       SOLE                  164,249      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784   13,182   402,000 SH       SOLE                  402,000      0    0
AMERIGROUP CORP              COM              03073T102   33,098   362,000 SH       SOLE                  362,000      0    0
ARIBA INC                    COM NEW          04033V203   38,434   857,900 SH       SOLE                  857,900      0    0
BRIGHTPOINT INC              COM NEW          109473405   19,510 2,175,000 SH       SOLE                2,175,000      0    0
COOPER INDUSTRIES PLC        SHS              G24140108   39,894   531,500 SH       SOLE                  531,500      0    0
CORRECTIONS CORP AMER NEW    COM NEW          22025Y407    8,697   260,000 SH       SOLE                  260,000      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105   45,891   527,906 SH       SOLE                  527,906      0    0
GEO GROUP INC                COM              36159R103   10,233   369,836 SH       SOLE                  369,836      0    0
GEORGIA GULF CORP            COM PAR$0.01 NEW 373200302    8,754   241,700 SH       SOLE                  241,700      0    0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   25,275 1,840,844 SH       SOLE                1,840,844      0    0
IRON MTN INC                 COM              462846106   12,365   362,500 SH       SOLE                  362,500      0    0
LIBERTY INTERACTIVE CORP     INT COM SER A    53071M104   11,442   618,500 SH       SOLE                  618,500      0    0
LIBERTY INTERACTIVE CORP     LBT VENT COM A   53071M880      512    10,307 SH       SOLE                   10,307      0    0
MCGRAW HILL COS INC          COM              580645109   25,532   467,700 SH       SOLE                  467,700      0    0
MEDICIS PHARMACEUTICAL CORP  CL A NEW         584690309   13,402   309,739 SH       SOLE                  309,739      0    0
NEXEN INC                    COM              65334H102   12,923   510,000 SH       SOLE                  510,000      0    0
PAR PHARMACEUTICAL COS INC   COM              69888P106   13,145   263,000 SH       SOLE                  263,000      0    0
PENTAIR LTD- W/I             W/I COM          H6169Q108    3,488    78,822 SH       SOLE                   78,822      0    0
ROBBINS & MYERS INC          COM              770196103    8,046   135,000 SH       SOLE                  135,000      0    0
SEABRIGHT HOLDINGS INC       COM              811656107    3,859   350,835 SH       SOLE                  350,835      0    0
SUNRISE SENIOR LIVING INC    COM              86768K106   20,154 1,412,300 SH       SOLE                1,412,300      0    0
TPC GROUP INC                COM              89236Y104   45,292 1,109,816 SH       SOLE                1,109,816      0    0
TYCO INTL - W/I              W/I COM          H89128112    9,001   328,500 SH       SOLE                  328,500      0    0


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